Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27(a)(b)	$2,846	$2,842,099
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	1,561	1,545,843
		4,387,942
Aerospace & Defense — 0.4%
Moog Inc., 4.25%, 12/15/27(a)	1,206	1,179,263
Agriculture — 0.4%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	1,205	1,203,100
Airlines — 0.8%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	1,327	1,327,814
VistaJet Malta Finance PLC/Vista Management Holding Inc., 7.88%, 05/01/27(a)(b)	1,193	1,197,083
		2,524,897
Apparel — 0.7%
VF Corp., 2.80%, 04/23/27	1,198	1,143,873
William Carter Co. (The), 5.63%, 03/15/27(a)(b)	1,217	1,208,115
		2,351,988
Auto Manufacturers — 2.7%
Allison Transmission Inc., 4.75%, 10/01/27(a)	991	981,475
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)(b)	1,181	1,161,437
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/27(a)	971	963,654
Nissan Motor Co. Ltd., 4.35%, 09/17/27(a)	6,030	5,873,935
		8,980,501
Auto Parts & Equipment — 2.8%
American Axle & Manufacturing Inc., 6.50%, 04/01/27(b)	1,181	1,182,467
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27(a)	4,700	4,725,677
Cooper-Standard Automotive Inc., 5.63%, 05/15/27, (5.63% PIK)(a)(b)(c)	936	806,417
Dana Inc., 5.38%, 11/15/27	960	959,396
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27(b)	1,676	1,668,476
		9,342,433
Banks — 0.4%
Freedom Mortgage Corp., 6.63%, 01/15/27(a)	1,278	1,278,515
Building Materials — 0.9%
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	961	911,243
Standard Industries Inc./New York, 5.00%, 02/15/27(a)	1,929	1,928,988
		2,840,231
Chemicals — 3.6%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	1,281	1,269,843
Celanese U.S. Holdings LLC, 6.67%, 07/15/27	3,593	3,686,128
Chemours Co. (The), 5.38%, 05/15/27	1,193	1,168,074
HB Fuller Co., 4.00%, 02/15/27	711	697,965
Methanex Corp., 5.13%, 10/15/27	1,696	1,689,702
Olympus Water U.S. Holding Corp., 7.13%, 10/01/27(a)(b)	730	741,745
SNF Group SACA, 3.13%, 03/15/27(a)	909	877,004
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	1,788	1,778,027
		11,908,488
Security	Par (000)	Value
Commercial Services — 5.6%
AMN Healthcare Inc., 4.63%, 10/01/27(a)	$1,221	$1,193,483
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27(a)(b)	836	831,016
5.75%, 07/15/27(a)(b)	727	723,404
Brink's Co. (The), 4.63%, 10/15/27(a)	1,435	1,414,589
Garda World Security Corp., 4.63%, 02/15/27(a)	1,362	1,348,683
Herc Holdings Inc., 5.50%, 07/15/27(a)	2,875	2,863,306
Korn Ferry, 4.63%, 12/15/27(a)	976	960,128
Matthews International Corp., 8.63%, 10/01/27(a)	729	758,859
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	2,416	2,332,073
Service Corp. International/U.S., 4.63%, 12/15/27	1,318	1,305,446
Sotheby's, 7.38%, 10/15/27(a)	1,852	1,829,883
United Rentals North America Inc.
3.88%, 11/15/27	1,803	1,757,770
5.50%, 05/15/27	1,193	1,192,974
		18,511,614
Diversified Financial Services — 4.3%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	1,193	1,225,103
GGAM Finance Ltd., 8.00%, 02/15/27(a)	1,676	1,726,696
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	2,548	2,625,961
LD Holdings Group LLC, 8.75%, 11/01/27(a)	803	752,732
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27(a)	1,440	1,441,494
Navient Corp., 5.00%, 03/15/27	1,678	1,659,275
OneMain Finance Corp., 3.50%, 01/15/27	1,797	1,753,448
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	786	786,000
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	980	979,436
United Wholesale Mortgage LLC, 5.75%, 06/15/27(a)	1,202	1,202,771
		14,152,916
Electric — 2.3%
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	3,146	3,130,313
5.63%, 02/15/27(a)	3,111	3,107,261
XPLR Infrastructure Operating Partners LP, 4.50%, 09/15/27(a)	1,324	1,284,550
		7,522,124
Electrical Components & Equipment — 0.2%
EnerSys, 4.38%, 12/15/27(a)(b)	740	726,942
Entertainment — 5.2%
Brightstar Lottery PLC, 6.25%, 01/15/27(a)	1,763	1,780,987
Churchill Downs Inc., 5.50%, 04/01/27(a)	1,455	1,452,750
Live Nation Entertainment Inc.
4.75%, 10/15/27(a)(b)	2,279	2,244,284
6.50%, 05/15/27(a)	2,879	2,911,680
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	948	902,484
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	961	1,002,730
Penn Entertainment Inc., 5.63%, 01/15/27(a)	957	952,275
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.38%, 04/15/27	1,233	1,229,968
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)	1,201	1,198,564
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	831	822,037
Warnermedia Holdings Inc., 3.76%, 03/15/27	2,838	2,781,291
		17,279,050
Environmental Control — 0.7%
Clean Harbors Inc., 4.88%, 07/15/27(a)	1,309	1,298,114

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Enviri Corp., 5.75%, 07/31/27(a)	$1,134	$1,115,254
		2,413,368
Food — 2.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)(b)	3,237	3,212,637
B&G Foods Inc., 5.25%, 09/15/27(b)	1,289	1,143,520
Performance Food Group Inc., 5.50%, 10/15/27(a)	2,536	2,533,440
		6,889,597
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27	1,253	1,245,600
Health Care - Products — 0.6%
Teleflex Inc., 4.63%, 11/15/27	1,228	1,208,304
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)	885	896,375
		2,104,679
Health Care - Services — 4.2%
CHS/Community Health Systems Inc., 5.63%, 03/15/27(a)	4,206	4,213,045
IQVIA Inc., 5.00%, 05/15/27(a)	2,690	2,675,126
Tenet Healthcare Corp.
5.13%, 11/01/27	3,595	3,581,779
6.25%, 02/01/27	3,599	3,600,922
		14,070,872
Holding Companies - Diversified — 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	3,476	3,386,745
Home Builders — 2.2%
Beazer Homes USA Inc., 5.88%, 10/15/27	855	852,834
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)(b)	1,460	1,457,863
Century Communities Inc., 6.75%, 06/01/27	1,193	1,193,718
KB Home, 6.88%, 06/15/27	735	750,865
Mattamy Group Corp., 5.25%, 12/15/27(a)	1,232	1,225,199
Taylor Morrison Communities Inc., 5.88%, 06/15/27(a)	1,213	1,222,799
Tri Pointe Homes Inc., 5.25%, 06/01/27	720	717,066
		7,420,344
Housewares — 0.4%
Newell Brands Inc., 6.38%, 09/15/27(b)	1,208	1,223,552
Insurance — 1.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	1,807	1,769,003
6.75%, 10/15/27(a)	3,272	3,280,170
		5,049,173
Internet — 4.3%
Cablevision Lightpath LLC, 3.88%, 09/15/27(a)	1,064	1,053,269
Cogent Communications Group Inc./Cogent Communications Finance Inc.
7.00%, 06/15/27(a)	750	752,230
7.00%, 06/15/27(a)	1,097	1,098,939
Gen Digital Inc., 6.75%, 09/30/27(a)	2,180	2,216,825
Getty Images Inc., 9.75%, 03/01/27(a)(b)	720	700,835
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27(a)	1,441	1,435,359
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	1,193	1,167,351
Match Group Holdings II LLC, 5.00%, 12/15/27(a)	1,087	1,078,167
Security	Par (000)	Value
Internet (continued)
Rakuten Group Inc., 11.25%, 02/15/27(a)	$4,405	$4,772,847
		14,275,822
Iron & Steel — 1.6%
ATI Inc., 5.88%, 12/01/27	837	835,587
Cleveland-Cliffs Inc., 5.88%, 06/01/27(b)	1,320	1,321,449
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	1,517	1,535,801
8.13%, 05/01/27(a)(b)	1,681	1,685,961
		5,378,798
Leisure Time — 2.1%
Carnival Corp., 5.75%, 03/01/27(a)	773	780,134
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	862	863,746
NCL Corp. Ltd., 5.88%, 02/15/27(a)	2,413	2,419,019
Sabre GLBL Inc., 8.63%, 06/01/27(a)	794	806,422
Viking Cruises Ltd., 5.88%, 09/15/27(a)	1,981	1,978,602
		6,847,923
Lodging — 4.4%
Boyd Gaming Corp., 4.75%, 12/01/27	2,400	2,379,919
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	1,435	1,431,791
Melco Resorts Finance Ltd., 5.63%, 07/17/27(d)	1,512	1,508,829
MGM China Holdings Ltd., 4.75%, 02/01/27(a)	1,794	1,777,886
MGM Resorts International, 5.50%, 04/15/27	1,615	1,620,648
Studio City Co. Ltd., 7.00%, 02/15/27(a)	842	847,993
Travel & Leisure Co., 6.00%, 04/01/27	986	993,191
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	2,194	2,191,171
Wynn Macau Ltd., 5.50%, 10/01/27(a)(b)	1,810	1,803,837
		14,555,265
Machinery — 1.1%
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	3,736	3,722,257
Media — 11.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(a)	7,837	7,772,551
CSC Holdings LLC, 5.50%, 04/15/27(a)	3,205	3,103,176
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	9,009	8,954,541
DISH Network Corp., 11.75%, 11/15/27(a)	8,436	8,783,655
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	2,788	2,138,291
Nexstar Media Inc., 5.63%, 07/15/27(a)	4,109	4,101,897
Scripps Escrow Inc., 5.88%, 07/15/27(a)	966	966,000
Sirius XM Radio Inc., 5.00%, 08/01/27(a)	3,589	3,549,504
		39,369,615
Metal Fabricate & Hardware — 0.5%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(a)	836	827,257
Park-Ohio Industries Inc., 6.63%, 04/15/27(b)	759	759,134
		1,586,391
Mining — 0.4%
Fortescue Treasury Pty. Ltd., 4.50%, 09/15/27(a)	1,435	1,408,804
Office & Business Equipment — 0.3%
Pitney Bowes Inc., 6.88%, 03/15/27(a)	908	909,765
Oil & Gas — 3.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(a)	836	1,017,175
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27(a)(b)	765	757,065

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
EnQuest PLC, 11.63%, 11/01/27(a)	$1,057	$1,083,780
Nabors Industries Inc., 7.38%, 05/15/27(a)	1,696	1,711,342
Parkland Corp., 5.88%, 07/15/27(a)	1,198	1,199,213
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	1,319	1,348,171
SM Energy Co., 6.63%, 01/15/27	994	993,206
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27	1,430	1,429,180
Transocean Inc., 8.00%, 02/01/27(a)(b)	1,605	1,592,760
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)	676	676,489
		11,808,381
Oil & Gas Services — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)	720	720,364
Enerflex Ltd., 9.00%, 10/15/27(a)	1,343	1,383,315
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	1,821	1,820,635
		3,924,314
Packaging & Containers — 4.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27(a)	1,382	1,383,398
Graphic Packaging International LLC, 4.75%, 07/15/27(a)	705	694,191
LABL Inc., 10.50%, 07/15/27(a)(b)	1,682	1,585,661
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	6,365	6,433,183
9.25%, 04/15/27(a)	3,179	3,144,589
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(a)(b)	1,467	1,468,222
Sealed Air Corp., 4.00%, 12/01/27(a)	1,026	996,318
		15,705,562
Pipelines — 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	1,555	1,555,983
Buckeye Partners LP, 4.13%, 12/01/27	967	943,617
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	1,442	1,485,490
NuStar Logistics LP, 5.63%, 04/28/27	1,324	1,330,597
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27(a)	1,064	1,060,784
		6,376,471
Real Estate Investment Trusts — 6.2%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(a)(b)	801	777,179
Brandywine Operating Partnership LP, 3.95%, 11/15/27	1,091	1,051,929
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	1,817	1,766,826
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	1,212	1,157,468
Hudson Pacific Properties LP, 3.95%, 11/01/27	976	923,206
Iron Mountain Inc., 4.88%, 09/15/27(a)	2,391	2,373,184
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(b)	3,357	3,079,590
Office Properties Income Trust, 3.25%, 03/15/27(a)(b)	1,024	844,080
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	1,680	1,663,640
SBA Communications Corp., 3.88%, 02/15/27	3,691	3,625,255
Service Properties Trust
4.95%, 02/15/27	956	932,815
5.50%, 12/15/27	1,067	1,051,722
Starwood Property Trust Inc., 4.38%, 01/15/27(a)(b)	1,223	1,203,001
		20,449,895
Security	Par (000)	Value
Retail — 2.5%
Academy Ltd., 6.00%, 11/15/27(a)	$961	$961,618
Advance Auto Parts Inc., 1.75%, 10/01/27	836	769,852
Bath & Body Works Inc., 6.69%, 01/15/27	686	703,123
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(c)	658	657,888
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	1,802	1,792,677
Lithia Motors Inc., 4.63%, 12/15/27(a)	991	976,253
Murphy Oil USA Inc., 5.63%, 05/01/27	715	713,607
Nordstrom Inc., 4.00%, 03/15/27	846	826,296
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	836	832,972
		8,234,286
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27(a)	1,283	1,281,048
Software — 1.5%
SS&C Technologies Inc., 5.50%, 09/30/27(a)	4,827	4,827,244
West Technology Group LLC, 8.50%, 04/10/27(a)(e)	786	219,750
		5,046,994
Telecommunications — 3.2%
Altice Financing SA, 9.63%, 07/15/27(a)	1,025	940,940
CommScope LLC, 8.25%, 03/01/27(a)(b)	2,072	2,073,107
CommScope Technologies LLC, 5.00%, 03/15/27(a)	1,797	1,758,937
Frontier Communications Holdings LLC, 5.88%, 10/15/27(a)	2,753	2,753,683
Viasat Inc., 5.63%, 04/15/27(a)(b)	1,478	1,472,595
Zayo Group Holdings Inc., 4.00%, 03/01/27(a)	1,594	1,515,519
		10,514,781
Transportation — 0.3%
RXO Inc., 7.50%, 11/15/27(a)	863	880,801
Total Long-Term Investments — 96.8% (Cost: $317,772,656)		320,271,107
	Shares
Short-Term Securities
Money Market Funds — 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	25,437,116	25,447,291
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	19,740,000	19,740,000
Total Short-Term Securities — 13.6% (Cost: $45,185,498)		45,187,291
Total Investments — 110.4% (Cost: $362,958,154)		365,458,398
Liabilities in Excess of Other Assets — (10.4)%		(34,436,292)
Net Assets — 100.0%		$331,022,106

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,997,097	$4,457,796 (a)	$—	$(2,783)	$(4,819)	$25,447,291	25,437,116	$126,835 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,200,000	15,540,000 (a)	—	—	—	19,740,000	19,740,000	146,431	—
				$(2,783)	$(4,819)	$45,187,291		$273,266	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$320,051,357	$219,750	$320,271,107
Short-Term Securities
Money Market Funds	45,187,291	—	—	45,187,291
	$45,187,291	$320,051,357	$219,750	$365,458,398

Portfolio Abbreviation
PIK	Payment-in-kind
REIT	Real Estate Investment Trust

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF